SHARE-BASED COMPENSATION - Stock Option Activity (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of options
Outstanding, beginning (in shares)	14,629,096	24,779,432	28,087,236
Granted (in shares)			500,000
Exercised (in shares)	(14,222,096)	(10,150,336)	(3,614,464)
Forfeited (in shares)			(193,340)
Outstanding, ending (in shares)	407,000	14,629,096	24,779,432
Intrinsic value of options exercised	¥ 633,606	¥ 266,863	¥ 77,917
Weighted average exercise price
Outstanding, beginning (in RMB per share)	¥ 5.4	¥ 5.3	¥ 5.1
Granted (in RMB per share)			5.0
Exercised (in RMB per share)	5.5	5.6	5.2
Forfeited (in RMB per share)			5.0
Outstanding, ending (in RMB per share)	5.1	5.4	5.3
Weighted average grant-date fair value per option
Outstanding, beginning (in RMB per share)	1.7	2.2	3.2
Granted (in RMB per share)			31.2
Exercised (in RMB per share)	1.6	3.5	4.5
Forfeited (in RMB per share)			6.2
Outstanding, ending (in RMB per share)	¥ 1.6	¥ 1.7	¥ 2.2
Options vested and expected to be vested
Number of options	407,000
Weighted average exercise price (in RMB per share)	¥ 5.1
Weighted average grant-date fair value per option (in RMB per share)	¥ 1.6
Stock options outstanding and stock options exercisable
Number of shares	407,000
Weighted average remaining contractual life (years)	3 months 18 days
Weighted average exercise price (in RMB per share)	¥ 5.1
Other disclosures
Aggregate intrinsic value of options outstanding and exercisable	¥ 29,015
Employee
Other disclosures
Unvested employee or non-employee stock options (in shares)	0	0
Nonemployee
Other disclosures
Unvested employee or non-employee stock options (in shares)	0	0